Borrowings - Summary of Borrowings (Details) - USD ($)	Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,033,578			$ 1,167,301
Secured bank loans, Non-Current	31,650,244			33,044,170
Secured bank loans, Total	32,683,822			34,211,471
Total secured borrowings, Current	1,033,578			1,167,301
Total secured borrowings, Non-Current	31,650,244			33,044,170
Total secured borrowings	32,683,822			34,211,471
Unsecured convertible notes, Current	30,360,575			28,554,210
Unsecured convertible notes, Total	30,360,575			28,554,210
Unsecured other loans, Current	274,657			174,388
Unsecured other loans, Non-Current	1,125,027			1,622,121
Unsecured other loans, Total	1,399,684			1,796,509
Total unsecured borrowings, Current	30,635,232			28,728,598
Total unsecured borrowings, Non-Current	1,125,027			1,622,121
Total unsecured borrowings	31,760,259			30,350,719
Total borrowings, Current	31,668,810		$ 30,856,176	29,895,899
Total borrowings, Non-Current	32,775,271			34,666,291
Total borrowings	$ 64,444,081	[1]		$ 64,562,190

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.